Consolidated Statements Of Shareholders' Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Balances at Dec. 31, 2011		15,389,535		15		1,771,770		13,604,334		(84,403)		97,819
Balances (in shares) at Dec. 31, 2011				34,914,117
Net income		10,447,082						10,456,028				(8,946)
Other comprehensive income (loss)		5,981								6,125		(144)
Business combination		32,507										32,507
Change of a subsidiary's noncontrolling interests		(1,259)										(1,259)
Acquisition of subsidiaries' shares from noncontrolling shareholders		(1,021)				(1,499)						478
Disposal of a subsidiary		5,253										5,253
Accretion of redeemable noncontrolling interests		(22,143)						(22,143)
Exercise of share-based awards (in shares)				51,593
Exercise of share-based awards		54,171				54,171
Share-based compensation		197,265				196,360						905
Issuance of subsidiary shares		74,471				74,471
Balances at Dec. 31, 2012		26,181,842		15		2,095,273		24,038,219		(78,278)		126,613
Balances (in shares) at Dec. 31, 2012				34,965,710
Net income		10,417,943						10,518,966				(101,023)
Other comprehensive income (loss)		914,114								921,374		(7,260)
Business combination		427,813										427,813
Acquisition of subsidiaries' shares from noncontrolling shareholders		(138,439)				(138,439)
Accretion of redeemable noncontrolling interests		(31,799)						(31,799)
Reclassification of redeemable noncontrolling interests		888,934										888,934
Exercise of share-based awards (in shares)				64,663
Exercise of share-based awards		166,253				165,403						850
Share-based compensation		505,653				485,185						20,468
Issuance of subsidiary shares		1,332,936				448,996						883,940
Balances at Dec. 31, 2013		40,665,250		15		3,056,418		34,525,386		843,096		2,240,335
Balances (in shares) at Dec. 31, 2013				35,030,373
Net income		12,243,371						13,187,069				(943,698)
Other comprehensive income (loss)		(591,020)								(611,173)		20,153
Business combination		150,000										150,000
Acquisition of subsidiaries' shares from noncontrolling shareholders		(622,961)				(406,285)						(216,676)
Dividends distribution by a subsidiary		(337,964)										(337,964)
Accretion of redeemable noncontrolling interests	(8,493)	(52,683)						(52,683)
Exercise of share-based awards (in shares)			75,863	75,863
Exercise of share-based awards		192,848				184,815						8,033
Share-based compensation		959,245				798,971						160,274
Issuance of subsidiary shares		5,000										5,000
Balances at Dec. 31, 2014	$ 8,479,368	52,611,086	$ 2	15	$ 585,682	3,633,919	$ 7,681,361	47,659,772	$ 37,379	231,923	$ 174,944	1,085,457
Balances (in shares) at Dec. 31, 2014			35,106,236